CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 7,144	$ 11,785	$ 11,402
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	(7,220)	1,044	710
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	1,234	(347)	144
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	24	9	(24)
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	(844)	869	(1,004)
Other Comprehensive Income (Loss), Net of Tax	(5,118)	(163)	1,834
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	2,026	11,622	13,236
Comprehensive Income (Loss), Net of Tax, Attributable to Noncontrolling Interest	108	150	94
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	$ 1,918	$ 11,472	$ 13,142